Derivative Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2018
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Effect of Designated Cash Flow Hedges on the Financial Statements
The following table provides the effect of the Company’s foreign currency forward contracts, interest rate swaps and cross-currency interest rate swaps designated as cash flow hedges on the Company’s Consolidated Financial Statements for the years ended December 31, 2018, 2017 and 2016:

Type of instrument:	Gain (Loss) Recognized in OCI on Derivative (Effective Portion)	Gain (Loss) Reclassified from Accumulated OCI into Income (Effective Portion)
	(in millions)
2018
Foreign exchange contract	$0.8	$0.6
Interest rate swaps	$3.5	$(0.2)
Cross-currency interest rate swaps	$(0.3)	$0.3
2017:
Foreign exchange contract	$(0.5)	$(1.1)
Interest rate swaps	$0.4	$—
2016:
Foreign exchange contract	$0.5	$1.1

Derivative Assets and Liabilities Measured at Fair Value	The derivative assets and liabilities measured at fair value on a recurring basis as of December 31, 2018 and 2017 were as follows:

	Balance Sheet Location	Total	Level 1	Level 2	Level 3
		(in millions)
December 31, 2018
Interest rate swaps (asset position)	Prepaid and other current assets	$1.9	$—	$1.9	$—
Cross-currency interest rate swap (asset position)	Prepaid and other current assets	$1.9	$—	$1.9	$—
Interest rate swaps (asset position)	Other noncurrent assets	$2.5	$—	$2.5	$—
Cross-currency interest rate swaps (liability position)	Other current liabilities	$0.3	$—	$0.3	$—
Cross-currency interest rate swaps (liability position)	Other noncurrent accrued liabilities	$0.6	$—	$0.6	$—
December 31, 2017
Interest rate swaps (asset position)	Other noncurrent assets	$1.7	$—	$1.7	$—
Interest rate swaps (liability position)	Other current liabilities	$1.0	$—	$1.0	$—